Income taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Stock based compensation	$ 25,723	$ 20,561
Capitalized research expenses	18,250	12,593
Net operating loss carryforwards	12,988	16,106
Accruals and reserves	11,431	7,393
Capital loss carryforward	5,760	3,353
Lease liabilities	3,741	305
Tax credit carryforwards	1,418	89
Unrealized loss on investments	1,368	10,852
Other, net	395	69
Unrealized foreign currency exchange gain (loss)	0	68
Total deferred tax assets	81,074	71,389
Valuation allowance	(31,029)	(29,638)
Total deferred tax assets, net of valuation allowance	50,045	41,751
Intangible assets	(53,925)	(59,472)
Foreign branch income	(10,175)	0
Right-of-use assets	(3,689)	(273)
Credit risk adjustment	(1,049)	(802)
Fixed assets	(290)	(444)
Unrealized foreign currency exchange gain (loss)	(253)	0
Other	0	(376)
Total deferred tax liabilities	(69,381)	(61,367)
Total deferred tax liabilities	$ (19,336)	$ (19,616)